Share capital (Details 1) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share capital
Begining balance shares	10,324,043	6,482,093
Issued		3,925,000
Expired	(1,350,000)	(7,311)
Ending balance	8,974,043	10,399,782
Weighted average exercise Price warrants Outstanding	$ 5.05	$ 5.48
Issued		4.58
Expired	3.57	16.08
Weighted average exercise Price warrants Outstanding	$ 5.89	$ 5.05